Loans and advances to customers (Details - Breakdown of balance of loans and advances to customers) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 29,010,323	R$ 23,899,551
Carrying amount	45,251,104	33,327,355
Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,712,889	1,268,172
Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,623,331	4,110,907
Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,194,722	11,250,187
Loans and advances to customers
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 48,251,180	R$ 35,596,293
Expected credit loss rate	100.00%	100.00%
Provision for expected loss	R$ (3,000,076)	R$ (2,268,938)
Loans and advances to customers | Overdue by one day or more [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,315,262	3,949,602
Loans and advances to customers | Not later than three months [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	4,576,699	3,807,585
Loans and advances to customers | Later than three months and not later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	12,413,149	9,242,130
Loans and advances to customers | Later than one year [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	25,946,070	18,596,976
Loans and advances to customers | Financial activities
Disclosure of detailed information about financial instruments [line items]
Financial assets	69,220	52,490
Loans and advances to customers | Construction loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,658,824	1,341,976
Loans and advances to customers | Administrative activities loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	785,016	274,894
Loans and advances to customers | Industries loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,080,490	1,612,420
Loans and advances to customers | Trade loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,385,398	1,125,596
Loans and advances to customers | Agriculture loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	406,577	378,690
Loans and advances to customers | Other segments loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,365,293	1,774,595
Loans and advances to customers | Other business loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,750,818	6,560,661
Loans and advances to customers | Individual loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	40,500,362	29,035,632
Loans and advances to customers | Credit Card
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 15,262,178	R$ 11,799,890
Expected credit loss rate	31.63%	33.14%
Loans and advances to customers | Real Estate loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 16,194,722	R$ 11,250,187
Expected credit loss rate	33.56%	31.60%
Loans and advances to customers | Personal loans [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 12,113,979	R$ 8,236,791
Expected credit loss rate	25.11%	23.14%
Loans and advances to customers | Business loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 4,293,595	R$ 3,968,591
Expected credit loss rate	8.90%	11.15%
Loans and advances to customers | Rural loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 386,706	R$ 340,834
Expected credit loss rate	0.80%	0.96%